Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	NANO DIMENSION LTD.
Trading Symbol	NNDM
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	257,386,419
Amendment Flag	false
Entity Central Index Key	0001643303
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37600
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Ilan Ramon
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403635
Entity Address, Country	IL
Title of 12(b) Security	American Depository Shares each representing one Ordinary Shares par value NIS 5.00 per share(1) Ordinary Shares, par value NIS 5.00 per share(2)
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Ilan Ramon
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403635
Entity Address, Country	IL
Contact Personnel Name	Yoav Stern
Contact Personnel Email Address	yoav.s@nano-di.com
City Area Code	972
Local Phone Number	073-7509142